Investment Objectives and Goals - Allspring SMID Core ETF - SMID Core ETF	Sep. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.